UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06385

Nuveen Ohio Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Ohio Quality Income Municipal Fund (NUO)
	May 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.8% (100.0% of Total Investments)

	Consumer Staples – 5.0% (3.5% of Total Investments)
$ 400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	BBB+	$ 400,000
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
15,035	5.125%, 6/01/24	6/17 at 100.00	B–	14,651,305
1,085	5.875%, 6/01/47	6/17 at 100.00	B–	1,062,573
16,520	Total Consumer Staples			16,113,878
	Education and Civic Organizations – 7.4% (5.2% of Total Investments)
4,375	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/33	9/24 at 100.00	AA	5,243,350
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	No Opt. Call	AA	150,723
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,272,444
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	526,651
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,093,530
370	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	371,177
	2006, 5.000%, 7/01/41
2,280	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A+	2,324,962
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	143,880
590	5.000%, 11/01/32	5/22 at 100.00	AA	699,876
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/22 at 100.00	A+	5,748,850
	2013, 5.000%, 12/01/43
2,250	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	2,295,698
	2006, 5.000%, 12/01/44 – NPFG Insured
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series	12/18 at 100.00	A3	1,036,583
	2008A, 5.500%, 12/01/28
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,178,660
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,034,260
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
21,505	Total Education and Civic Organizations			24,120,644
	Health Care – 29.9% (20.8% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/23 at 100.00	A1	3,359,130
	Children’s Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	2,192,463
	2010A, 5.250%, 6/01/38
3,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	A	4,090,380
6,575	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	8/16 at 100.00	A3	6,600,708
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	2,648,832
	Series 2013, 5.000%, 6/15/43
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	277,798
2,615	5.250%, 11/01/40	11/19 at 100.00	Aa2	2,918,157
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	2,653,027
	2008A, 5.000%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	282,095
	5.000%, 11/15/41
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA+	5,630,285
	Trust 11-21B, 8.954%, 11/15/41 (IF) (4)
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	3,827,624
	2011A, 6.250%, 12/01/34
300	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	328,623
	Series 2008C, 6.000%, 8/15/29
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA	96,909
40	5.125%, 11/15/40	11/18 at 100.00	AA	43,130
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	4,810,536
	2011A, 6.000%, 11/15/41
1,500	Miami County, Ohio, Hospital Facilities Revenue Bonds, Upper Valley Medical Center Inc.,	8/16 at 100.00	A	1,505,745
	Refunding Series 2006, 5.250%, 5/15/21
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	914,103
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
3,530	5.000%, 5/01/30	8/16 at 100.00	A+	3,572,254
2,500	5.000%, 5/01/32	8/16 at 100.00	A+	2,514,375
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	6,372,948
	Group Project, Series 2013, 5.000%, 2/15/44
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25	1/18 at 100.00	Aa2	3,200,280
240	5.250%, 1/01/33	1/18 at 100.00	Aa2	257,124
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,269,730
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
1,500	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,714,725
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,700,819
8,050	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	9,002,235
	Refunding Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 2015-XF0105:
5,350	18.817%, 1/01/33 (IF)	1/19 at 100.00	Aa2	7,881,406
875	18.817%, 7/01/36 (IF)	1/18 at 100.00	Aa2	1,131,550
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,161,250
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,314,600
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28	12/18 at 100.00	A–	1,580,140
1,385	5.750%, 12/01/35	12/18 at 100.00	A–	1,530,702
1,000	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	AA	1,105,200
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County
	Hospital Project, Series 2012:
2,635	5.000%, 12/01/37	No Opt. Call	Baa2	2,822,665
4,920	5.000%, 12/01/42	No Opt. Call	Baa2	5,276,257
85,565	Total Health Care			96,587,805
	Housing/Multifamily – 2.5% (1.7% of Total Investments)
1,265	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/16 at 100.00	N/R	1,268,087
	Series 1994A, 5.950%, 2/20/30
400	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	8/16 at 100.00	Aaa	401,056
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury	10/18 at 101.00	Aa1	1,686,928
	Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
1,155	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	6/16 at 102.00	A1	1,179,140
	Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aa1	3,528,854
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
7,810	Total Housing/Multifamily			8,064,065
	Industrials – 2.0% (1.4% of Total Investments)
1,985	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	11/16 at 100.00	BBB+	2,004,652
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa1	4,363,612
	Series 1992, 6.450%, 12/15/21
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	7,632
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
7,080	Total Industrials			6,375,896
	Long-Term Care – 1.1% (0.7% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	987,722
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	2,480,228
	Refunding & improvement Series 2010, 6.625%, 4/01/40
3,115	Total Long-Term Care			3,467,950
	Tax Obligation/General – 21.0% (14.6% of Total Investments)
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
1,140	5.000%, 12/01/26	6/22 at 100.00	Aaa	1,372,845
2,545	5.000%, 12/01/28	6/22 at 100.00	Aaa	3,052,931
1,605	5.000%, 12/01/29	6/22 at 100.00	Aaa	1,919,227
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School	11/21 at 100.00	A2	1,276,766
	Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding
	Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	3,272,109
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	4,302,846
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
725	5.000%, 12/01/26	12/25 at 100.00	Aaa	933,264
900	5.000%, 12/01/32	12/25 at 100.00	Aaa	1,129,896
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,245,660
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	2,127,675
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation
	Bonds, Refunding School Improvement Series 2014:
1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	1,519,132
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,851,280
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School
	Improvement Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	639,687
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,556,407
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,516,462
	5.125%, 12/01/36
6,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	6,840,897
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	1,975,925
	0.000%, 12/01/21
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA	2,846,158
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,891,940
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Baa1	1,611,832
	5.500%, 12/01/24 – AMBAC Insured
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	832,808
	Construction & Improvement Series 2012, 5.000%, 12/01/36
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation Bonds, School	11/18 at 100.00	Aa2	2,501,779
	Facilities Construction & Improvement Series 2008, 5.000%, 11/01/36
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R,	5/24 at 100.00	AAA	3,669,000
	5.000%, 5/01/29
3,055	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2015B, 5.000%, 6/15/32	6/22 at 100.00	AA+	3,634,259
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	5,704,400
	Series 2012, 5.000%, 6/01/42
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00	AA	2,646,563
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	1,999,455
	Refunding Series 2007, 5.250%, 12/01/32
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	8/16 at 100.00	Aaa	70,333
	1996, 5.950%, 12/01/21
62,060	Total Tax Obligation/General			67,941,536
	Tax Obligation/Limited – 32.1% (22.3% of Total Investments)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien
	Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA	1,613,479
1,520	5.000%, 10/01/30	10/23 at 100.00	AA	1,855,054
1,600	5.000%, 10/01/31	10/23 at 100.00	AA	1,950,224
10,750	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien	10/23 at 100.00	AA	12,874,413
	Series 2015A-2, 5.000%, 10/01/37
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1,	11/23 at 100.00	AA	3,500,580
	5.000%, 11/15/38
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue	12/19 at 100.00	BBB	534,710
	Parking Facility Project, Series 2012A, 5.000%, 12/01/36
6,750	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center	12/20 at 100.00	Aa2	7,690,343
	Project, Recovery Zone Facility Series 2010F, 5.000%, 12/01/27
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,815	5.000%, 12/01/32	12/24 at 100.00	AAA	2,222,794
1,415	5.000%, 12/01/33	12/24 at 100.00	AAA	1,726,767
1,000	5.000%, 12/01/34	12/24 at 100.00	AAA	1,215,990
945	5.000%, 12/01/35	12/24 at 100.00	AAA	1,147,485
300	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation	12/19 at 100.00	Aa2	326,247
	Notes, Series 2009, 5.000%, 12/01/34
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,280,787
10,350	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and	12/24 at 100.00	Aaa	12,567,693
	Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/25 at 100.00	AAA	1,222,550
	Bonds, Refunding Series 2015, 5.000%, 12/01/34
1,200	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/26 at 100.00	AAA	1,529,196
	Bonds, Refunding Series 2016, 5.000%, 12/01/28
7,250	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	7,393,405
	AMBAC Insured
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA	3,919,819
	AGM Insured
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	5,752,250
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	23,972,668
	2013A, 5.000%, 1/01/38
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	1,165,140
	2012C, 5.000%, 10/01/24
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities	No Opt. Call	AA	2,150,480
	Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,991,042
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,447,356
	Vermilion Local School District, East and Lorain Counties, Ohio, Certificates of
	Participation, Series 2012:
765	5.000%, 12/01/24	No Opt. Call	Aa3	881,181
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	925,138
91,310	Total Tax Obligation/Limited			103,856,791
	Transportation – 10.1% (7.1% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30	1/22 at 100.00	A–	2,440,422
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,710,195
	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	1,011,996
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	586,495
	Ohio State Treasurer, Tax-Exempt Private Activity Bonds, Portsmouth Gateway Group, LLC –
	Borrower, Portsmouth Bypass Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	2,890,600
3,000	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,435,390
4,250	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A–	4,707,173
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AA	3,837,728
	FGIC Insured
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,425,130
	2013A-1, 5.250%, 2/15/39
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien,
	Capital Appreciation Series 2013A-2:
5,000	0.000%, 2/15/37	No Opt. Call	A+	2,405,550
11,260	0.000%, 2/15/38	No Opt. Call	A+	5,218,109
5,000	0.000%, 2/15/40	No Opt. Call	A+	2,113,800
41,620	Total Transportation			32,782,588
	U.S. Guaranteed – 17.9% (12.4% of Total Investments) (6)
4,705	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (6)	5,060,980
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA (6)	136,098
	Improvement Series 2008, 5.250%, 12/01/31 (Pre-refunded 6/01/18)
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	133,715
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	297,820
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	194,494
	Cincinnati City School District, Ohio, Certificates of Participation, School Improvement
	Project, Series 2006:
95	5.000%, 12/15/32 (Pre-refunded 12/15/16) – AGM Insured	12/16 at 100.00	AA (6)	97,279
30	5.000%, 12/15/32 (Pre-refunded 12/15/16) – AGM Insured	12/16 at 100.00	AA (6)	30,720
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2012A:
1,960	5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa2 (6)	2,293,435
875	5.000%, 12/01/32 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa2 (6)	1,023,855
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (6)	2,277,680
	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007:
3,355	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,571,465
1,840	5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	1,958,717
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
	Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,224,686
1,090	5.250%, 12/01/28 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,321,690
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	921,546
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	719,580
12,750	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34	6/17 at 100.00	AA (6)	13,304,496
	(Pre-refunded 6/01/17) – AGM Insured
3,000	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1 (6)	3,066,960
	5.000%, 12/01/25 (Pre-refunded 12/01/16) – NPFG Insured
1,565	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	N/R (6)	1,742,909
	Series 2008C, 6.000%, 8/15/29 (Pre-refunded 8/15/18)
	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007:
1,010	5.000%, 12/01/25 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (6)	1,075,165
775	5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (6)	825,003
1,195	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24	12/16 at 100.00	N/R (6)	1,222,915
	(Pre-refunded 12/01/16) – SYNCORA GTY Insured
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	A (6)	239,411
	(Pre-refunded 12/01/17) – SYNCORA GTY Insured
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa1 (6)	1,043,490
	Improvement Series 2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%,	12/18 at 100.00	Aa3 (6)	1,663,890
	12/01/36 (Pre-refunded 12/01/18)
2,780	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	N/R (6)	2,790,230
	2006, 5.000%, 7/01/41 (Pre-refunded 7/01/16)
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+ (6)	97,744
	System Inc., Series 2007A, 5.250%, 1/15/46 (Pre-refunded 1/15/17) – BHAC Insured
140	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A2 (6)	143,125
	2006 Project, Series 2006, 5.000%, 12/01/30 (Pre-refunded 12/01/16) – AMBAC Insured
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A3 (6)	3,353,520
	Xavier University 2008C, 5.750%, 5/01/28 (Pre-refunded 11/01/18)
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	1,322,273
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AAA	541,915
	Bonds, Series 2008, 5.000%, 12/01/36 (Pre-refunded 6/01/18)
2,300	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	N/R (6)	2,348,415
	5.250%, 11/15/36 (Pre-refunded 11/15/16)
700	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	AA (6)	731,829
	Improvement Series 1995, 5.250%, 12/01/36 (Pre-refunded 6/01/17) – AGC Insured
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,
	School Improvement Series 2009:
685	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	770,652
315	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (6)	354,388
53,715	Total U.S. Guaranteed			57,902,090
	Utilities – 4.1% (2.9% of Total Investments)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds,
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA	53,086
295	5.250%, 2/15/43	2/18 at 100.00	A1	314,134
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/24 at 100.00	A1	1,739,640
	2015A, 5.000%, 2/15/42
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	1,390,020
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	AA–	4,020,406
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	1,168,312
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern	12/19 at 100.00	Baa1	1,689,975
	Power Company Project, Series 2009B, 5.800%, 12/01/38
2,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,244,591
	Project, Series 2009E, 5.625%, 10/01/19
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AA–	668,202
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
17,370	Total Utilities			13,288,366
	Water and Sewer – 10.7% (7.4% of Total Investments)
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	9,583,015
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
2,500	5.000%, 1/01/25	1/22 at 100.00	Aa2	2,969,875
1,975	5.000%, 1/01/26	1/22 at 100.00	Aa2	2,339,230
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	Aa1	2,378,223
865	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	958,584
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,275	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater	12/24 at 100.00	AA+	1,567,039
	Cincinnati, Refunding Series 2014A, 5.000%, 12/01/31
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	8/16 at 100.00	A1	1,224,978
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	A2	2,246,960
	AGM Insured
475	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A	486,400
	SYNCORA GTY Insured
865	Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	Aa3	915,914
	AMBAC Insured
3,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	3,583,530
	Improvement Series 2014, 5.000%, 11/15/44
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013,	5/23 at 100.00	AA+	2,376,360
	5.000%, 11/15/38
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	993,635
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	726,538
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,284,808
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	826,883
29,580	Total Water and Sewer			34,461,972
$ 437,250	Total Long-Term Investments (cost $420,058,414)			464,963,581
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (45.8)% (7)			(148,000,000)
	Other Assets Less Liabilities – 2.0%			6,459,462
	Net Assets Applicable to Common Shares – 100%			$ 323,423,043

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions the market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumpti ons about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined uisng significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$464,963,581	$ —	$464,963,581

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2016, the cost of investments was $420,029,088.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$47,240,609
Depreciation	(2,306,116)
Net unrealized appreciation (depreciation) of investments	$44,934,493

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal
Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 31.8%.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 29, 2016